5. Capitalized Software Development Costs: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Year Ending June 30,
2013	$251,191
2014	122,032
$373,223